Trade and other payables (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Trade and other payables
Trade payables	¥ 617,177	¥ 624,688
Payroll payable	66,163	63,621
Accrued expenses	218,582	155,698
Other taxes payable	43,417	20,633
Deposits	1,884,788	1,833,516
Amount due to related parties	14,132	7,490
Others	135,587	103,536
Total	¥ 2,979,846	¥ 2,809,182